Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2021
Assets held for sale
Schedule of assets held for sale

As of December 31, 2021, 2020 and 2019, assets held for sale are as follows:

	December 31,
	2021	2020	2019
Buildings	$24,786	24,208	22,394
Land	31,793	29,563	29,563
Other	857	859	959
Total	$57,436	54,630	52,916